Employee benefits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Employee benefits

30.  Employee benefits

	31 December	31 December
	2020	2019
Retirement pay liability provision	301,459	222,164
Unused vacation provision	80,464	72,167
	381,923	294,331

Provision for employee termination benefits

Movements in provision for employee termination benefits are as follows:

	2020	2019
1 January	222,164	160,613
Service cost	38,304	35,831
Remeasurements	37,230	36,385
Interest expense	25,535	25,566
Benefit payments	(21,774)	(36,231)
31 December	301,459	222,164

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2020	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.1)%	17.3%	17.6%	(14.6)%
Impact on provision for employee termination benefits	(42,566)	52,122	53,117	(43,953)

31 December 2019	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.2)%	17.4%	17.9%	(14.7)%
Impact on provision for employee termination benefits	(31,547)	38,657	39,767	(32,658)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

Defined contribution plans

Obligations for contribution to defined contribution plans are recognized as an expense in the consolidated statement of profit or loss as incurred. The Group incurred TL 14,677, TL 12,785 and TL 9,361 in relation to defined contribution retirement plan for the years ended 31 December 2020, 2019 and 2018, respectively.

Share based payments

The Group has a share performance based payment plan (cash settled incentive plan) in order to build a common interest with its shareholders, support sustainable success, and ensure loyalty of key employees. The KPIs of the plan are; the total shareholder return in excess of weighted average cost of capital (WACC), and ranking of total shareholder return in comparison with BIST‑30 and peer group. Bonus amount is determined according to these evaluations, and it is distributed over a three-year payment plan.

As of 31 December 2020, the Group recognized expenses of TL 12,085 regarding this plan (31 December 2019: TL 28,199).